Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life (97-VUL)

The following supplemental information should be read in conjunction with the Prospectus dated May 1, 2001 for the Variable Universal Life Insurance Policy (the “Policy”) issued by The Guardian Insurance & Annuity Company, Inc. (“GIAC”) through The Guardian Separate Account M and marketed under the name “Park Avenue Variable Universal Life”.

Effective May 1, 2006, the following chart of fund names, objectives and typical investments supersedes any charts contained in the May 1,2001 prospectus or any subsequent supplement thereto:

Summary of fund objectives and policies

Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser

The Guardian Stock Fund	Long-term growth of capital	U.S. common stocks	Guardian Investor Services LLC 7 Hanover Square New York, NY 10004
The Guardian VC 500 Index Fund	Seeks to match the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“the S&P Index”)	Common stocks of companies in the S&P Index, which emphasizes large U.S. Companies
The Guardian VC Asset Allocation Fund	Long-term total investment return consistent with moderate investment risk	Shares of The Guardian VC 500 Index Fund, The Guardian Stock Fund, The Guardian Bond Fund, and The Guardian Cash Fund
The Guardian VC Low Duration Bond Fund	Seeks a high level of current income consistent with preservation of capital	Investment grade debt obligations, such as corporate bonds, mortgage-backed and asset-backed securities and obligations of the U.S. government and its agencies
The Guardian UBS VC Large Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with large market capitali-zation at the time of purchase	Guardian Investor Services LLC (Adviser) 7 Hanover Square New York, NY 10004 UBS Global Asset Management (Americas) Inc. (Sub-adviser) One North Wacker Drive Chicago, Illinois 60606
The Guardian UBS VC Small Cap Value Fund	Seeks to maximize total return, consisting of capital appreciation and current income	Normally, at least 80% of the value of the Fund’s net assets is invested in equity securities issued by companies with small market capitalization at the time of purchase
The Guardian Bond Fund	Maximum income without undue risk of principal; capital appreciation is a secondary objective	Investment grade debt obligations	Guardian Investor Services LLC 7 Hanover Square New York, NY 10004
The Guardian Cash Fund	High level of current income consistent with liquidity and preservation of capital	Money market instruments
Baillie Gifford International Growth Fund	Long-term capital appreciation	Common stocks and convertible securities issued by foreign companies	Guardian Baillie Gifford Limited (Adviser) Baillie Gifford Overseas Limited (Sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN, Scotland
Baillie Gifford Emerging Markets Fund	Long-term capital appreciation	Common stocks and convertible securities of emerging market companies
The Guardian Small Cap Stock Fund	Long-term growth of capital	U.S. common stocks of companies with small market capitalization	Guardian Investor Services LLC 7 Hanover Square New York, NY 10004
Gabelli Capital Asset Fund	Growth of capital; current income is a secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC (Gabelli) One Corporate Center Rye, New York 10580-1422

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Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser
AIM V.I. Capital Appreciation Fund (Series 1)	Growth of capital	Common stocks	A I M Advisors, Inc. (AIM) 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173
AIM V.I. Utilities Fund (Series I)	Capital growth and income	Equity securities and equity-related instruments of companies engaged in the utilities-related industries
AIM V.I. Core Equity Fund* (Series 1)	Growth of capital	Equity securities including convertible securities of established companies
AllianceBernstein Growth & income Portfolio (Class B)	Long-term growth of capital	Dividend paying common stocks of good quality	AllianceBernstein LP (AllianceBernstein) 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth
AllianceBernstein Global Technology Portfolio (Class B)	Long-term growth of capital	Securities of companies that use technology extensively in the development of new or improved products or processes
AllianceBernstein Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities
Fidelity VIP Contrafund® Portfolio (Service Class 2)	Long-term capital appreciation	U.S. and foreign common stocks of companies believed to be undervalued	Fidelity Management & Research Company (Fidelity) 82 Devonshire Street Boston, MA 02109
Fidelity VIP Equity-Income Portfolio (Service Class 2)	Reasonable income; also considers potential for capital appreciation	Income-producing equity securities
Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	Capital growth	U.S. and foreign common stocks
Fidelity VIP High Income Portfolio (Initial Class)	High Level of current income	High-yielding debt securities with an emphasis on lower-quality securities	Geode Capital Management, LLC (Sub-adviser for Index 500 Portfolio) 53 State Street Boston, MA 02109
Fidelity VIP Index 500 Portfolio (Initial Class)	Total return that corresponds to that of the Standard & Poor’s 500 Index	Equity securities of companies that compose the Standard & Poor’s 500 and in other instruments that are based on the value of the index

* Effective May 1, 2006, pursuant to shareholder approval of a plan of reorganization, the assets of AIM V.I. Premier Equity Fund were transferred to AIM V.I. Core Equity Fund. As a result of this reorganization, the AIM V.I. Premier Equity Fund ceased operations and is no longer available as an investment option under this policy. It has been replaced by the AIM V.I. Core Equity Fund.

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Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser
Janus Aspen Forty Portfolio (Institutional Shares)	Long-term growth of capital	Pursues its objective by investing primarily in a core group of 20 to 40 common stocks selected for their growth potential	Janus Capital Management LLC (Janus) 151 Detroit Street Denver, Colorado 80206-4928
Janus Aspen Large Cap Growth Portfolio (Institutional Shares)	Long term growth of capital in a manner consistent with preservation of capital	Invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies (those whose market capitalization falls within the range of companies in the Russell 1000® Index, at the time of purchase.)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	Long-term growth of capital	Invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies (those whose market capitalization falls within the range of companies in the Russell Midcap Growth Index, at the time of purchase)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	Long term growth of capital in a manner consistent with preservation of capital	Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in Issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets
MFS Research Bond Series (Initial Class)	Total return (a high level of current income and long-term growth of capital)	Fixed income securities such as corporate bonds and U.S. government securities and mortgage-backed and asset-backed securities	MFS Investment Management (MFS) 500 Boylston Street Boston, MA 02116
MFS Emerging Growth Series (Initial Class)	Long-term growth of capital	Common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts for those securities of emerging growth companies of any size
MFS Investors Trust Series (Initial Class)	Long-term growth of capital with a secondary objective to seek reasonable current income	Common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts issued by U.S. and foreign companies
MFS New Discovery Series (Initial Class)	Capital appreciation	Equity securities of companies that offer superior prospects for growth, both U.S. and foreign
MFS Research Series (Initial Class)	Long-term growth of capital and future income	Equity securities of companies both U.S. and foreign believed to possess favorable prospects for long-term growth
MFS Total Return Series (Initial Class)	Above average income consistent with prudent employment of capital; as a secondary objective, to provide reasonable opportunity for growth of capital and income	Broad list of securities, including a combination of equity and fixed-income, both U.S. and foreign

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Variable investment options

Fund	Investment objectives	Typical investments	Investment Adviser
Value Line Centurion Fund	Long-term growth of capital	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System	Value Line, Inc. (Value Line) 220 East 42nd Street New York, NY 10017
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System, bonds and money market instruments

Some of these Funds may not be available in your state.

The fourth paragraph of the section entitled “Premiums” at page 22 of the May 1, 2001 prospectus is amended to read as follows:

All premiums must be paid to GIAC’s executive office. Each premium you pay must be at least $100, unless you are paying through a pre-authorized checking plan, in which case each premium must be at least $25. GIAC may accept lower premium amounts in accordance with its current administrative procedures. GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not deemed acceptable under these rules will be returned to you and not credited to the policy. No premiums may be paid after the policy anniversary closest to the insured’s 100th birthday.

The second paragraph of the section entitled Crediting Payments at page 23 of the May 1, 2001 prospectus is amended to read as follows:

We normally credit your payment and allocate the net premiums as of the business day we receive it, so long as we receive it at our customer service office by the close of the business day, which is generally 4:00 p.m. New York time. However, any payments that we receive after your policy has been issued that require additional underwriting will be held in GIAC’s general account and credited as of the date the underwriting process is complete. Interest earned in the general account accrues to the benefit of GIAC.

All other provisions of the May 1, 2001 prospectus, as subsequently amended, shall remain unchanged.

This Supplement should be retained with the Prospectus for future reference.

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